Brown Advisory Emerging Markets Select Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.0%
Brazil - 2.7%
3,302,800	Ambev S.A.	9,364,054
291,500	Banco do Brasil S.A.	2,251,045
865,900	Neoenergia S.A.	2,576,285
		14,191,384
China - 38.8%
994,664	AIA Group, Ltd.	10,431,398
1,700,876	Alibaba Group Holding, Ltd.*	21,542,438
318,557	ANTA Sports Products, Ltd.	4,625,166
406,178	Baidu, Inc.*	7,652,913
15,417	Baidu, Inc. ADR*	2,326,734
1,636,000	Brilliance China Automotive Holdings, Ltd.	718,911
4,513,000	China Construction Bank Corp.	2,920,791
1,039,827	China Mengniu Dairy Co., Ltd.	4,262,716
2,462,746	China Overseas Land & Investment, Ltd.	5,941,320
1,844,800	China Pacific Insurance Group Co.. Ltd.	4,890,737
147,381	China Tourism Group Duty Free Corp., Ltd.	3,935,674
52,900	Contemporary Amperex Technology Co., Ltd.	3,131,234
1,067,000	Galaxy Entertainment Group, Ltd.*	7,137,339
2,862,600	GF Securities Co., Ltd.	4,048,893
999,200	Haier Smart Home Co., Ltd.	3,128,771
251,400	Hangzhou Tigermed Consulting Co., Ltd.	3,503,107
140,931	Hong Kong Exchanges & Clearing Ltd.	6,246,729
623,995	Inner Mongolia Yili Industrial Group Co., Ltd.	2,639,602
549,005	KE Holdings, Inc.*	3,425,200
130,648	KE Holdings, Inc. ADR*	2,461,408
14,783	Kweichow Moutai Co., Ltd.	3,905,072
4,718,000	Lenovo Group, Ltd.	5,111,550
459,000	Li Ning Co., Ltd.	3,609,537
403,326	Meituan*	7,317,229
267,200	Midea Group Co., Ltd.	2,090,776
256,418	NetEase, Inc.	4,526,517
7,122,000	Pacific Basin Shipping Ltd.	2,756,182
433,000	Ping An Insurance Group Co. of China, Ltd.	2,821,918
1,581,500	Sany Heavy Industry Co., Ltd.	3,929,850
90,400	Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	4,101,642
282,200	Shenzhou International Group Holdings Ltd.	2,960,324
288,605	Techtronic Industries Co., Ltd.	3,127,068
458,941	Tencent Holdings, Ltd.	22,428,136
206,667	Trip.com Group, Ltd.*	7,785,853
140,928	Trip.com Group, Ltd. ADR*	5,308,758
326,703	Tsingtao Brewery Co., Ltd.	3,570,938
644,000	Weichai Power Co., Ltd.	1,033,383
316,494	Yifeng Pharmacy Chain Co., Ltd.	2,668,450
2,099,500	Yue Yuen Industrial Holdings, Ltd.	2,953,396
699,100	Zhejiang Longsheng Group Co., Ltd.	1,045,297
101,374	ZTO Express Cayman, Inc.	2,902,618
76,680	ZTO Express Cayman, Inc. ADR	2,197,649
		203,123,224
Hungary - 0.9%
163,961	OTP Bank PLC	4,681,006
India - 11.2%
604,226	Aurobindo Pharma, Ltd.	3,818,475
483,184	Axis Bank, Ltd.	5,062,206
364,762	Container Corp. of India, Ltd.	2,581,357
266,778	Godrej Consumer Products, Ltd.*	3,148,805
166,985	Godrej Properties, Ltd.*	2,102,644
207,996	HDFC Bank, Ltd.	4,091,041
714,843	ICICI Bank, Ltd.	7,639,130
207,318	Larsen & Toubro, Ltd.	5,472,430
355,716	Macrotech Developers, Ltd.*	4,035,811
278,489	Mahindra & Mahindra, Ltd.	3,935,449
257,056	Reliance Industries, Ltd.	7,309,282
298,111	Shriram Finance Ltd.	4,582,908
69,769	Siemens, Ltd.	2,830,895
321,664	State Bank of India	2,056,251
		58,666,684
Indonesia - 2.7%
9,436,700	Bank Central Asia Tbk PT	5,520,886
5,486,800	Bank Mandiri Persero Tbk PT	3,778,465
7,370,300	Bank Negara Indonesia Persero Tbk	4,611,893
		13,911,244
Russia - 0.0%
184,769	Sberbank of Russia PJSC ADR†+*	1,848
Singapore - 3.5%
238,724	DBS Group Holdings, Ltd.	5,935,094
1,951,500	Singapore Telecommunications, Ltd.	3,615,880
176,300	United Overseas Bank, Ltd.	3,954,240
1,588,508	Wilmar International, Ltd.	5,032,572
		18,537,786
South Africa - 0.8%
324,642	Sasol, Ltd.	4,387,096
South Korea - 12.9%
118,173	DB Insurance Co., Ltd.	6,798,779
249,461	Hankook Tire & Technology Co., Ltd.	6,672,596
57,380	Hyundai Mipo Dockyard Co., Ltd. *	3,103,541
48,620	KB Financial Group, Inc.	1,775,709
9,089	NCSoft Corp.	2,604,644
31,061	POSCO Holdings, Inc.	8,787,818
574,097	Samsung Electronics Co., Ltd.	28,389,649
244,169	Samsung Engineering Co., Ltd.*	5,967,287
118,140	Shinhan Financial Group Co., Ltd.	3,209,311
		67,309,334
Taiwan - 14.0%
239,756	Advantech Co., Ltd.	2,933,133
8,111,000	Compal Electronics, Inc.	6,736,220
6,421,000	CTBC Financial Holding Co., Ltd.	4,623,957
352,693	Delta Electronics, Inc.	3,499,293
467,000	Elite Material Co., Ltd.	2,807,889
3,653,000	Hon Hai Precision Industry Co., Ltd.	12,504,199
1,783,000	Lite-On Technology Corp.	4,291,970
2,037,457	Taiwan Semiconductor Manufacturing Co., Ltd.	35,705,663
		73,102,324
Thailand - 1.3%
436,800	Bangkok Bank PCL	1,937,214
217,700	Bangkok Bank PCL NVDR	965,682
1,223,500	SCB X PCL	3,661,304
		6,564,200
Turkey - 0.3%
1,756,743	Akbank T.A.S.	1,554,437
United Arab Emirates - 0.8%
1,830,862	Abu Dhabi Commercial Bank PJSC	4,143,399
United Kingdom - 0.8%
534,436	Standard Chartered PLC	4,050,505
United States - 2.3%
117,377	Cognizant Technology Solutions Corp.	7,151,780
23,507	Credicorp Ltd.	3,112,092
88,605	Flex, Ltd.*	2,038,801
		12,302,673
Total Common Stocks (Cost $441,045,178)		486,527,144

Preferred Stocks - 1.8%
Brazil - 1.8%
2,244,595	Cia Energetica de Minas Gerais	5,079,562
431,800	Itau Unibanco Holding S.A.	2,117,064
442,800	Petroleo Brasileiro S.A.	2,044,317
Total Preferred Stocks (Cost $7,895,060)		9,240,943

Exchange Traded Funds - 1.4%
United States - 1.4%
106,113	iShares MSCI All Country Asia ex Japan ETF	7,201,889
Total Exchange Traded Funds (Cost $7,009,628)		7,201,889

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
16,552,145	First American Government Obligations Fund - Class Z, 4.61%#	16,552,145
Total Short-Term Investments (Cost $16,552,145)		16,552,145
Total Investments - 99.4% (Cost $472,502,011)		519,522,121
Other Assets in Excess of Liabilities - 0.6%		3,379,277
NET ASSETS - 100.0%		$522,901,398

* Non-income producing
ADR - American Depositary Receipt
† This security is being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees.
+ Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

NVDR - Non-Voting Depositary Receipt
ETF - Exchange Traded Fund
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$38,788,606	$447,736,690	$1,848
Preferred Stocks	9,240,943	–	–
Exchange Traded Funds	7,201,889	–	–
Short-Term Investments	16,552,145	–	–
Total Investments	$71,783,583	$447,736,690	$1,848